Document and Entity Information	Oct. 29, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN FINANCIAL GROUP INC
Amendment Flag	false
Entity Central Index Key	0001042046
Document Type	8-K
Document Period End Date	Oct. 29, 2019
Entity Incorporation State Country Code	OH
Entity File Number	1-13653
Entity Tax Identification Number	31-1544320
Entity Address, Address Line One	301 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	579-2121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	AFG
Security Exchange Name	NYSE
M 614 Subordinated Debentures Due September 302054 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6-1/4% Subordinated Debentures due September 30, 2054
Trading Symbol	AFGE
Security Exchange Name	NYSE
M 6 Subordinated Debentures Due November 152055 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6% Subordinated Debentures due November 15, 2055
Trading Symbol	AFGH
Security Exchange Name	NYSE
M 5.875 Subordinated Debentures Due March 302059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Subordinated Debentures due March 30, 2059
Trading Symbol	AFGB
Security Exchange Name	NYSE